SUBSEQUENT EVENTS	12 Months Ended
May 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 10.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date which the financial statements were available to be issued, and no such events have occurred.